Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

Cash and cash equivalents are composed as follows:

	December 31,
	2022		2021		2020

Cash	Ps.	3,335,384	Ps.	5,986,217	Ps.	2,360,422
Cash equivalents:
Bank notes		—		—		598,382
Money market investment funds		1,036		947		—
	Ps.	3,336,420	Ps.	5,987,164	Ps.	2,958,804